Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	First Investors Life Series Funds
Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Jun 26, 2012
Document Effective Date	Jun 26, 2012
Prospectus Date	May 1, 2012

First Investors Life Series Equity Income Fund
First Investors Life Series Equity Income Fund
Effective September 4, 2012, the name of the First Investors Life Series Value Fund will change to the First Investors Life Series Equity Income Fund (the “Fund”). In connection with this name change, the Board of the First Investors Life Series Funds approved a new policy for the Fund to invest, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equities. The Board also approved a policy that the Fund will provide shareholders with at least 60 days notice before changing this 80% policy. No other changes to the Fund’s objective, principal investment strategies or risks as described in the prospectus are being made. The purpose of the change is to more closely align the Fund’s name with its investment strategy.

As of September 4, 2012, all references to the Fund’s current name will be changed to the Fund’s new name as noted above and the following language will be added to the beginning of the first paragraph under the heading “Principal Investment Strategies” on page 58 of the prospectus:

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities. For purposes of this 80% test, equities may include common stock, preferred stock, equity-based ETFs and other instruments that are convertible into common stock. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

Label	Element	Value
First Investors Life Series Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fils497_SupplementTextBlock
Effective September 4, 2012, the name of the First Investors Life Series Value Fund will change to the First Investors Life Series Equity Income Fund (the “Fund”). In connection with this name change, the Board of the First Investors Life Series Funds approved a new policy for the Fund to invest, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equities. The Board also approved a policy that the Fund will provide shareholders with at least 60 days notice before changing this 80% policy. No other changes to the Fund’s objective, principal investment strategies or risks as described in the prospectus are being made. The purpose of the change is to more closely align the Fund’s name with its investment strategy.

As of September 4, 2012, all references to the Fund’s current name will be changed to the Fund’s new name as noted above and the following language will be added to the beginning of the first paragraph under the heading “Principal Investment Strategies” on page 58 of the prospectus:

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities. For purposes of this 80% test, equities may include common stock, preferred stock, equity-based ETFs and other instruments that are convertible into common stock. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Equity Income Fund

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012